Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions
Related Party Transactions

6. Related Party Transactions

        Related Parties:    As described in Note 1—Basis of Presentation, prior to May 14, 2014 ILFC was an indirect wholly-owned subsidiary of AIG. On May 14, 2014, AIG sold ILFC to AerCap and AerCap Ireland Limited, a wholly-owned subsidiary of AerCap. On the same date, immediately after consummation of the AerCap Transaction, all of ILFC's assets were transferred substantially as an entirety to AerCap Trust, a legal entity formed on February 5, 2014, and AerCap Trust assumed substantially all of the liabilities of ILFC. The purchase price consideration paid for ILFC included 97,560,976 shares of AerCap common stock. As a result, AIG holds a significant ownership interest in AerCap subsequent to the sale of ILFC. Consequently, AIG is considered a related party both before and after the Closing Date. AerCap and its consolidated subsidiaries, including AerCap Ireland Limited and AerCap Ireland Capital Limited, are related parties subsequent to the Closing Date.

        Related Party Allocations and Fees:    Prior to May 14, 2014, we were party to cost sharing agreements, including with respect to tax, with AIG. Generally, these agreements provided for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. Previously, we also paid other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we continue to earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years, (the "Castle Trusts"). For all Predecessor periods, ILFC was included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlement with AIG for taxes was determined in accordance with our tax sharing agreements up to the Closing Date. Prior to the Closing Date, under the agreement AIG has entered into with AerCap, net tax payments under our tax sharing agreement with AIG were temporarily suspended, and our tax sharing agreement with AIG was terminated upon consummation of the AerCap Transaction. Our U.S federal and state tax liabilities for tax years prior to May 14, 2014, including our liability related to unrecognized tax benefit, remain with AIG.

        Dividends and Capital Contribution:    On May 13, 2014, we funded a portion of the purchase price of the AerCap Transaction through a special distribution of $600 million we were required to pay to AIG prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. The special distribution was recorded in Retained earnings as a dividend. An additional $1.4 million was recorded in Retained earnings as a dividend, when we paid a fee to satisfy a statutory law requirement on behalf of AIG, net of a $9.6 million receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement. Additionally, we recorded a decrease in Retained earnings of $5.3 million, net of tax of $2.9 million, to record a dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG prior to the Closing Date.

        Expenses Paid by AIG on Our Behalf:    AIG did not pay any expenses on our behalf in either period in 2014. We recorded $10.1 million in the Predecessor's Paid-in capital for the year ended December 31, 2013 for compensation, legal fees and other expenses paid by AIG on our behalf for which we were not required to reimburse.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of June 30, 2014, was AIG Markets, Inc., a wholly-owned subsidiary of AIG, and all our swap agreements are guaranteed by AIG. See Note 18—Fair Value Measurements and Note 19—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $1.0 million, $2.2 million and $4.7 million for the three months ended June 30, 2014, the period beginning January 1, 2014, and ending May 13, 2014, and the six months ended, June 30, 2013, respectively.

        Transactions with AerCap Ireland Capital Limited:    We had a net receivable from AerCap Ireland Capital Limited of $216.8 million at June 30, 2014 relating to the following related party transactions: (i) $158.8 million of proceeds from the May 14, 2014 $2.6 billion issuance of notes, which were not transferred to the Trust; and (ii) $84.9 million related to two aircraft transferred from the Trust, partially offset by: (i) $19.8 million of pension liabilities paid on behalf of the Trust; and (ii) $7.1 million of other operational expenses paid on behalf of the Trust.

        Our financial statements include the following amounts involving related parties:

	Successor	Predecessor
		Period beginning April 1, 2014, and ending May 13, 2014
Income Statement	Three Months Ended June 30, 2014		Three Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Expense (income):
Operational Expenses paid by AerCap Ireland Capital Limited on our behalf	$7,098	$—	$—
Effect from derivative contracts with AIG Markets, Inc.(a)	(1,524)	138	297
Interest on derivative contracts with AIG Markets, Inc.	1,522	829	3,207
Corporate costs from AIG, including allocations	—	2,431	9,484
Interest on time deposit account with AIG Markets(b)	—	(167)	(799)
Management fees received from Castle trusts	(1,275)	(639)	(2,089)
Management fees paid to subsidiaries of AIG	—	—	95

	Successor	Predecessor
Income Statement	Period beginning February 5, 2014, and ending June 30, 2014	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Expense (income):
Operational Expenses paid by AerCap Ireland Capital Limited on our behalf	$7,098	$—	$—
Effect from derivative contracts with AIG Markets, Inc.(a)	(1,524)	428	595
Interest on derivative contracts with AIG Markets, Inc.	1,522	2,844	6,703
Corporate costs from AIG, including allocations	—	4,504	16,111
Interest on time deposit account with AIG Markets(b)	—	(528)	(1,625)
Management fees received from Castle trusts	(1,275)	(2,497)	(4,183)
Management fees paid to subsidiaries of AIG	—	—	126

	Successor	Predecessor
Balance Sheet	June 30, 2014	December 31, 2013
	(Dollars in thousands)	(Dollars in thousands)
Asset (liability):
Receivables from AerCap Ireland Capital Limited	$216,825	$—
Time deposit account with AIG Markets(a)	—	606,249
Derivative liabilities(b)	(4,050)	(8,348)
Current income taxes and other tax liabilities to AIG(c)	—	(316,293)
Accrued pension liability under AIG plan(d)	—	(22,881)
Corporate costs payable to AIG and amounts owed to AIG subsidiaries	—	(783)
Equity increase (decrease):
AIG common stock transferred to AIG(e)	—	(924)
Expenses paid by AIG on our behalf	—	10,053
(a)
We had a 30-day interest bearing time deposit account with AIG Markets, Inc., which was terminated in connection with the AerCap Transaction.

(b)
See Note 19—Derivative Financial Instruments.

(c)
We paid approximately $0.1 million during the period beginning January 1, 2014, and ending May 13, 2014, and approximately $0.4 million during the year ended December 31, 2013 to AIG for ILFC tax liability.

(d)
Subsequent to the AerCap Transaction, we settled the AIG Non-Qualified Retirement Income Plan liability. See Note 15—Share-Based and Other Compensation Plans.

(e)
Represents forfeited AIG share-based awards under our deferred compensation plan, which were transferred as a dividend to AIG.